Note 5 - Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2014
Notes
Note 5 - Prepaid Expenses and Other Current Assets

NOTE 5 – Prepaid Expenses and Other Current Assets

Prepayments for the three months ended June 30, 2014 were comprised of prepayments to two service providers totaling $4,665. Prepayments for the year ended December 31, 2013 were comprised of a prepayment to a service provider of $7,500.

Other current assets for the three months ended June 30, 2014 totaled $3,500 and were comprised of a rent deposit of $3,500. Other current assets for the year ended December 31, 2013 were comprised of a rent deposit of $3,500.